Derivative instruments and hedging activities - Additional information (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2018	Mar. 31, 2018
Derivative Instruments and Hedging Activities [Abstract]
Derivative liability position with credit-risk-related contingent features	¥ 455	¥ 406
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	352	314
Additional collateral required to be posted, aggregate fair value	¥ 8	¥ 3